STATUTORY SURPLUS RESERVES AND RESTRICTED NET ASSETS (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statutory Surplus Reserves And Restricted Net Assets
Statutory reserve	$ 2,658,112	$ 2,283,180
Statutory reserves	$ 3,601,680	$ 4,076,739	¥ 25,300,985	¥ 28,615,450